UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-  14195
                             ---------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

   /s/ Mark A. Hughes             Wellsboro, PA          5/10/13
---------------------------   ----------------------   -----------
        [Signature]               [City, State]           [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     74
                                            ------------------------------
Form 13F Information Table Value Total:     $ 115,125
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number     Name

 1    28-14473                 Citizens & Northern Bank
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

                                                               VALUE        SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS    CUSIP     (x$1,000)    PRN AMT PRN CALL DISCRETION MANAGER SOLE    SHARED  NONE
3M Company                         COM               88579Y101 $     281   2639.000 SH       DEFINED              1   2639.000
Abbott Labs                        COM               002824100 $   1,541  43620.000 SH       DEFINED              1  43620.000
Accenture PLC                      SHS CLASS A       G1151C101 $   1,756  23116.000 SH       DEFINED              1  23116.000
Altera Corp                        COM               021441100 $   1,405  39619.000 SH       DEFINED              1  39619.000
Altria Group Inc                   COM               02209S103 $     259   7530.000 SH       DEFINED              1   7530.000
AT&T Inc                           COM               00206R102 $   1,470  40072.000 SH       DEFINED              1  40072.000
Automatic Data Processing          COM               053015103 $   1,757  27012.000 SH       DEFINED              1  27012.000
Baker Hughes Inc                   COM               057224107 $   1,507  32464.000 SH       DEFINED              1  32464.000
Baxter Intl Inc                    COM               071813109 $   1,466  20181.000 SH       DEFINED              1  20181.000
Blackrock, Inc.                    COM               09247X101 $   1,661   6468.000 SH       DEFINED              1   6468.000
Cardinal Health Inc                COM               14149Y108 $   1,292  31041.000 SH       DEFINED              1  31041.000
CH Robinson Worldwide              COM NEW           12541W209 $   1,095  18423.000 SH       DEFINED              1  18423.000
Charles Schwab Corp                COM               808513105 $   1,642  92833.000 SH       DEFINED              1  92833.000
Chemung Financial Corp             COM               164024101 $     283   8352.000 SH       DEFINED              1   8352.000
Chevron Corp                       COM               166764100 $   1,002   8433.000 SH       DEFINED              1   8433.000
Cisco Systems Inc                  COM               17275R102 $   1,605  76829.000 SH       DEFINED              1  76829.000
Citizens & Northern Corp           COM               172922106 $   4,757 243968.600 SH       DEFINED              1 243968.600
CME Group Inc                      COM               12572Q105 $   1,558  25365.000 SH       DEFINED              1  25365.000
Colgate Palmolive Co               COM               194162103 $   1,321  11188.000 SH       DEFINED              1  11188.000
Corning Inc                        COM               219350105 $     393  29502.000 SH       DEFINED              1  29502.000
Covidien PLC Common Shares         SHS               G2554F113 $   1,494  22019.000 SH       DEFINED              1  22019.000
Danaher Corp                       COM               235851102 $   1,305  21000.000 SH       DEFINED              1  21000.000
Darden Restaurants Inc             COM               237194105 $   1,441  27876.000 SH       DEFINED              1  27876.000
Disney Walt Co                     COM DISNEY        254687106 $     222   3900.000 SH       DEFINED              1   3900.000
Ecolab Inc.                        COM               278865100 $   1,798  22429.000 SH       DEFINED              1  22429.000
Expeditors Intl Wash Inc           COM               302130109 $   1,054  29509.000 SH       DEFINED              1  29509.000
Exxon Mobil Corp                   COM               30231G102 $   2,454  27234.000 SH       DEFINED              1  27234.000
Fifth Third Bancorp                COM               316773100 $     471  28880.000 SH       DEFINED              1  28880.000
FNB Corporation                    COM               302520101 $   1,588 131223.000 SH       DEFINED              1 131223.000
Franklin Resources Inc             COM               354613101 $   1,693  11223.000 SH       DEFINED              1  11223.000
Frontier Communications Corp       COM               35906A108 $      88  22171.000 SH       DEFINED              1  22171.000
General Dynamics Corp              COM               369550108 $   1,178  16700.000 SH       DEFINED              1  16700.000
General Elec Co                    COM               369604103 $     814  35194.000 SH       DEFINED              1  35194.000
Home Depot Inc                     COM               437076102 $     237   3400.000 SH       DEFINED              1   3400.000
Intel Corp                         COM               458140100 $   1,590  72836.000 SH       DEFINED              1  72836.000
International Business Machines    COM               459200101 $   2,185  10245.000 SH       DEFINED              1  10245.000
iShares S&P MidCap 400 Index Fd    CORE S&P MCP ETF  464287507 $  19,109 166068.000 SH       DEFINED              1 166068.000
Johnson & Johnson                  COM               478160104 $   1,993  24441.000 SH       DEFINED              1  24441.000
M & T Bank Corp                    COM               55261F104 $     351   3405.000 SH       DEFINED              1   3405.000
McDonalds Corp                     COM               580135101 $   1,402  14060.000 SH       DEFINED              1  14060.000
Microchip Technology Inc           COM               595017104 $   1,679  45668.000 SH       DEFINED              1  45668.000
Microsoft Corp                     COM               594918104 $   1,776  62095.000 SH       DEFINED              1  62095.000
National Fuel Gas Co N J           COM               636180101 $     406   6611.000 SH       DEFINED              1   6611.000
Nike, Inc. Class B                 CL B              654106103 $   1,582  26811.000 SH       DEFINED              1  26811.000
Noble Energy Inc                   COM               655044105 $   1,489  12876.000 SH       DEFINED              1  12876.000
NORWOOD FINANCIAL CORP             COM               669549107 $     318  10381.000 SH       SOLE                    10381.000
Old Republic International Corp    COM               680223104 $   1,236  97267.000 SH       DEFINED              1  97267.000
Oracle Corp                        COM               68389X105 $   1,486  45963.000 SH       DEFINED              1  45963.000
Pepsico Inc                        COM               713448108 $   1,616  20426.000 SH       DEFINED              1  20426.000
Pfizer Inc                         COM               717081103 $     361  12498.000 SH       DEFINED              1  12498.000
Phillip Morris International Inc   COM               718172109 $     566   6100.000 SH       DEFINED              1   6100.000
Praxair Inc                        COM               74005P104 $   1,930  17305.000 SH       DEFINED              1  17305.000
Procter & Gamble Co                COM               742718109 $   2,211  28692.000 SH       DEFINED              1  28692.000
Qualcomm Inc                       COM               747525103 $   1,627  24306.000 SH       DEFINED              1  24306.000
Schlumberger Ltd                   COM               806857108 $   1,429  19084.000 SH       DEFINED              1  19084.000
SEI Investment Company             COM               784117103 $   1,767  61239.000 SH       DEFINED              1  61239.000
SPDR Gold Trust                    GOLD SHS          78463V107 $     222   1438.000 SH       DEFINED              1   1438.000
Suncor Energy Inc New Common       COM               867224107 $   1,214  40446.000 SH       DEFINED              1  40446.000
SYSCO Corp                         COM               871829107 $   1,291  36695.000 SH       DEFINED              1  36695.000
T. Rowe Price Group, Inc.          COM               74144T108 $   1,605  21432.000 SH       DEFINED              1  21432.000
Talisman Energy Inc                COM               87425E103 $   1,421 116001.000 SH       DEFINED              1 116001.000
Target Corp                        COM               87612E106 $   1,611  23537.000 SH       DEFINED              1  23537.000
Teva Pharmaceutical Inds Ltd Adr   ADR               881624209 $   1,379  34742.000 SH       DEFINED              1  34742.000
Tjx Companies (New)                COM               872540109 $   1,496  31994.000 SH       DEFINED              1  31994.000
United Parcel Service Inc. Class B CL B              911312106 $   1,354  15763.000 SH       DEFINED              1  15763.000
Utilities Select Sector SPDR       SBI INT-UTILS     81369Y886 $   1,908  48796.000 SH       DEFINED              1  48796.000
Vanguard FTSE Emerging Markets ETF FTSE EMR MKT ETF  922042858 $     798  18609.000 SH       DEFINED              1  18609.000
Verizon Communications             COM               92343V104 $   1,447  29438.000 SH       DEFINED              1  29438.000
W W Grainger Inc                   COM               384802104 $   1,306   5807.000 SH       DEFINED              1   5807.000
Walgreen Co                        COM               931422109 $   1,477  30975.000 SH       DEFINED              1  30975.000
Wal-Mart Stores Inc                COM               931142103 $   1,300  17379.000 SH       DEFINED              1  17379.000
Wells Fargo & Co New               COM               949746101 $   1,715  46357.000 SH       DEFINED              1  46357.000
WVS FINANCIAL CORP                 COM               929358109 $     117  10859.000 SH       DEFINED              1  10859.000
YUM Brands Inc                     COM               988498101 $   1,469  20422.000 SH       DEFINED              1  20422.000